Benefit Plans (Components Of Net Periodic Benefit Cost) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 5	$ 6	$ 6
Interest cost	16	18	17
Expected return on plan assets	(15)	(16)	(15)
Amortization:
Net loss	5	5	3
Prior service cost	1	1	1
Termination, settlement and curtailment	2	1	9
Net periodic pension cost	14	15	21
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	178	160	135
Interest cost	205	189	176
Expected return on plan assets	(323)	(283)	(234)
Amortization:
Net loss	58	39	35
Prior service cost	8	9	5
Net transition obligation	1
Termination, settlement and curtailment	1	(6)	(2)
Net periodic pension cost	$ 128	$ 108	$ 115